Power Dividend Index VIT Fund		Power Momentum Index VIT Fund
Class	1 Shares	Class	1 Shares
Class	2 Shares	Class	2 Shares

Each a Series of Northern Lights Variable Trust

Supplement dated March 9, 2021 to the Prospectus dated May 1, 2020

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Effective immediately, the Funds’ prospectus is amended as follows:

The following replaces the information in the section titled “Principal Investment Strategies” on page 6 of the Prospectus.

Principal Investment Strategies: The Fund’s investment adviser seeks to achieve the Fund’s investment objectives by seeking to track the TrimTabs Donoghue Forlines Risk Managed Free Cash Flow Dividend Sector Neutral 50 Index (the “Dividend Index”) that provides a formulaic methodology for allocating investment between securities of issuers who demonstrate higher free cash flow and dividend yield and short-term treasuries (maturity of 1 to 3 years).

The methodology of the Dividend Index is designed to convey the benefits of high free cash flow and dividend yield, sector diversification and equal weighting. In seeking to track the Dividend Index, the adviser buys equity securities in the Fund as described below when the index’s indicators are positive and sells them when its indicators are significantly negative. As described below, the Fund will invest in as many as 50 equity securities.

The Dividend Index is reconstituted and rebalanced quarterly during March, June, September, and December. The Dividend Index establishes an equity portfolio consisting of up to 50 equity securities based on a combined profitability rank (measured by free cash flow over total equity) and dividend yield rank (measured by dividend over market capitalization) from the constituents of the Russell 1000 Value Index and a U.S. Treasury portfolio consisting of short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow, payment of cash dividends for the previous four consecutive quarters, and meeting an average daily traded volume minimum over the previous six months are eligible for inclusion in the Dividend Index. Upon selection each security will receive an equal weighting with sector weightings based on the current FactSet RBICS sector weights of the Russell 1000 Value Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.

The Dividend Index then applies the Adviser’s defensive tactical overlays as described below. The adviser buys equity securities when its indicators are positive and sells them when its indicators are significantly negative.

In following the Dividend Index’s methodology, the Fund will allocate its assets based on two separate exponential moving average indicators (one shorter-term and one longer-term):

•	Exponential Moving Average Indicators –An index’s exponential moving average value is the weighted average of its value over a certain period of time (e.g., 50 days). An exponential moving average gives more weighting to more recent values for the relevant time period.

The Index and the Fund will allocate 100% to the equity portfolio when the shorter-term exponential moving average indicator is in a bullish position. When the shorter-term exponential moving average indicator is in a defensive position, the Index and the Fund will allocate 50% of assets to U.S. Treasury portfolio. When both the shorter-term and longer-term exponential moving average indicators are in a defensive position, the Index and the Fund will allocate 100% to the U.S Treasury portfolio.

From time to time, the adviser anticipates that its defensive tactical overlay may trigger multiple “positive” or “negative” indicators over a period of several days. In such cases, the adviser, in an effort to avoid incurring additional brokerage costs to the Fund, may choose not to implement a particular “buy” or “sell” signal at the time of the trigger. Absent such circumstances, the Fund will not be actively managed and will seek to track the Dividend Index’s methodology.

While the Fund is a diversified fund, it may invest in fewer securities that other diversified funds. Accordingly, the Fund’s performance may be more sensitive to market changes than other diversified funds. In seeking to track the methodology of the Dividend Index, the Fund may engage in frequent buying and selling of portfolio securities resulting in a higher turnover rate.

Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend producing securities. The Fund will invest in as many as 50 common stocks from the universe of stocks represented in the Russell 1000 Value Index. If the Fund holds an investment in common stock of a company that is removed from the Dividend Index, that position will be sold.

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The following replaces the information in the section titled “Principal Investment Strategies” on page 11 of the Prospectus.

Principal Investment Strategies: The adviser seeks to achieve the Fund’s objectives by seeking to track the TrimTabs Donoghue Forlines Risk Managed Free Cash Flow Momentum Sector Neutral 50 Index (the “Momentum Index”) that provides a formulaic methodology for allocating investments between securities of issuers who demonstrate higher free cash flow and positive momentum and short-term treasuries (maturity of 1 to 3 years).

The methodology of the Momentum Index is designed to convey the benefits of high free cash flow and momentum, sector diversification and equal weighting. In seeking to track the Momentum Index, the adviser buys equity securities in the Fund as described below when the index’s indicators are positive and sells them when its indicators are significantly negative. As described below, the Fund will invest in as many as 50 equity securities.

The Momentum Index is reconstituted and rebalanced quarterly during March, June, September, and December. The Momentum index establishes an equity portfolio consisting of up to 50 equity securities based on a combined profitability rank (measured by free cash flow over total equity) and momentum rank (measured by total return over standard deviation of weekly total return) from the constituents of the Russell 1000 Index and a U.S. Treasury portfolio consisting of short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow and meeting an average daily traded volume minimum over the previous six months are eligible for inclusion in the Momentum Index. Upon selection each security will receive an equal weighting with sector weightings based on the current FactSet RBICS sector weights of the Russell 1000 Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.

The Momentum Index then applies the Adviser’s defensive tactical overlays as described below. The Momentum Index allocates to the equity portfolio when its indicators are positive and allocates to the U.S. Treasury portfolio when its indicators are significantly negative.

In following the Momentum Index’s methodology, the Fund will allocate its assets based on two separate exponential moving average indicators (one shorter-term and one longer-term):

•	Exponential Moving Average Indicators –An index’s exponential moving average value is the weighted average of its value over a certain period of time (e.g., 50 days). An exponential moving average gives more weighting to more recent values for the relevant time period.

The Momentum Index and the Fund will allocate 100% to the equity portfolio when the shorter-term exponential moving average indicator is in a bullish position. When the shorter-term exponential moving average indicator is in a defensive position, the Momentum Index and the Fund will allocate 50% of assets to U.S. Treasury portfolio. When both the shorter-term and longer-term exponential moving average indicators are in a defensive position, the Momentum Index and the Fund will allocate 100% to the U.S Treasury portfolio.

The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets in the constituent securities that make up the Momentum Index.

From time to time, the adviser anticipates that its defensive tactical overlay may trigger multiple “positive” or “negative” indicators over a period of several days. In such cases, the adviser, in an effort to avoid incurring additional brokerage costs to the Fund, may choose not to implement a particular “buy” or “sell” signal at the time of the trigger. Absent such circumstances, the Fund will not be actively managed and will seek to track the Momentum Index’s methodology.

While the Fund is a diversified fund, it may invest in fewer securities than other diversified funds. Accordingly, the Fund’s performance may be more sensitive to market changes than other diversified funds.

The adviser may engage in frequent trading of the Fund’s portfolio, resulting in a higher portfolio turnover.

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The following replaces the information in the section titled “Principal Investment Strategies” on page 16 of the Prospectus.

Donoghue Forlines Dividend VIT Fund

The adviser seeks to achieve the Fund’s investment objectives by investing Fund assets in the securities that are constituents of the TrimTabs Donoghue Forlines Risk Managed Free Cash Flow Dividend Sector Neutral 50 Index (the “Dividend Index”). The adviser follows an index replication process and, consequently, the Fund is expected to hold all the securities in the Dividend Index according to their index weights. Under normal circumstances, the Fund’s investment adviser seeks to achieve the Fund’s primary investment objective by investing primarily in stocks that produce the highest combined profitability rank (measured by free cash flow over total equity) and dividend yield rank (measured by dividend over market capitalization) within each sector of the Russell 1000 Value Index.

In seeking to track the Dividend Index, the adviser buys equity securities in the equity portfolio of the Dividend Index when its indicators are positive and sells them when its indicators are significantly negative. The adviser seeks to achieve the Fund’s secondary investment objective by hedging the equity portfolio when the Dividend Index’s defensive tactical overlay determines a sell. The adviser hedges the portfolio by increasing allocations to the U.S. Treasury portfolio of the Dividend Index if the adviser determines the Fund should adopt a temporary defensive position due to market conditions. For periods when the adviser’s trend indicators are negative, the Fund may be fully invested in short-term treasury exchange traded funds or treasury money market funds as a defensive measure.

The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets in the constituent securities of the Dividend Index. While the Fund is a diversified fund, it may invest in fewer securities than other diversified funds.

In seeking to track the methodology of the Dividend Index, the Fund may engage in frequent buying and selling of portfolio securities resulting in a higher turnover rate.

Adviser’s Technical Trend Analysis

The adviser utilizes its rules-based, tactical asset allocation methodology and will manage the Fund’s investment portfolio, in part, by using its technical trend analysis strategy. This strategy identifies investment trends utilizing the adviser’s proprietary model system. This system tracks the changing prices of securities and identifies their momentum. The relative strength of the market is evaluated to identify whether the market is bullish or bearish. The adviser will employ its proprietary defensive trading system to determine when to switch between equity securities and short-term treasury exchange traded funds, money market funds or cash equivalents. The adviser believes this is a relatively conservative approach to defensive trading to manage risks and back out of the market and into defensive positions when conditions warrant will reduce the portfolio volatility and therefore reduce risk. The adviser believes its technical trend strategy, which moves between fully invested and defensive positions, will potentially reduce losses during a downturn and participate in gains during upturns. This collection of models and the adviser’s technical trend analysis, in general, operate according to the momentum of the markets, and not on subjective judgments.

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The following replaces the information in the section titled “Principal Investment Strategies” on page 17 of the Prospectus.

Donoghue Forlines Momentum VIT Fund

The adviser seeks to achieve the Fund’s objectives by investing Fund assets in the securities that are constituents of the TrimTabs Donoghue Forlines Risk Managed Free Cash Flow Momentum Sector Neutral 50 Index (the “Momentum Index”). The adviser follows an index replication process and, consequently, the Fund is expected to hold all the securities in the Momentum Index according to their index weights. Under normal circumstances, the Fund’s investment adviser seeks to achieve the Fund’s primary investment objective by investing primarily in stocks that produce the highest combined profitability rank (measured by free cash flow over total equity) and momentum rank (measured by total return over standard deviation of weekly total return) within each sector of the Russell 1000 Index.

In seeking to track the Momentum Index, the adviser buys equity securities in the equity portfolio of the Momentum Index when its indicators are positive and sells them when its indicators are significantly negative. The adviser seeks to achieve the Fund’s secondary investment objective by hedging the equity portfolio when the index’s defensive tactical overlay determines a sell. The adviser hedges the portfolio by increasing allocations to the U.S. Treasury portfolio of the Momentum Index if the adviser determines the Fund should adopt a temporary defensive position due to market conditions. For periods when the adviser’s trend indicators are negative, the Fund may be fully invested in short-term treasury exchange traded funds or treasury money market funds as a defensive measure.

In seeking to track the methodology of the Momentum Index, the Fund may engage in frequent buying and selling of portfolio securities in a higher turnover rate.

The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets in the constituent securities of the Momentum Index. While the Fund is a diversified fund, it may invest in fewer securities than other diversified funds.

In seeking to track the methodology of the Momentum Index, the Fund may engage in frequent buying and selling of portfolio securities resulting in a higher turnover rate.

Adviser’s Technical Trend Analysis

The adviser utilizes its rules-based, tactical asset allocation methodology and will manage the Fund’s investment portfolio, in part, by using its technical trend analysis strategy. This strategy identifies investment trends utilizing the adviser’s proprietary model system. This system tracks the changing prices of securities and identifies their momentum. The relative strength of the market is evaluated to identify whether the market is bullish or bearish. The adviser will employ its proprietary defensive trading system to determine when to switch between equity securities and short-term treasury exchange traded funds, money market funds or cash equivalents. The adviser believes this is a relatively conservative portfolio approach to defensive trading to manage risks and back out of the market and into defensive positions when conditions warrant. The adviser believes its technical trend strategy, which moves between fully invested and defensive positions, will reduce losses during a downturn and participate in gains during upturns. This collection of models and the adviser’s technical trend analysis, in general, operate according to the momentum of the markets, and not on subjective judgments.

The information in this supplement contains new and additional information beyond that in the Prospectus, and Statement of Additional Information (“SAI”), May 1, 2020. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.